Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Select Class
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.12%
Annual Return 2017	0.66%
Annual Return 2018	1.66%
Annual Return 2019	1.99%
Annual Return 2020	0.33%
Annual Return 2021	0.01%
Annual Return 2022	1.39%
Annual Return 2023	4.83%